Share-based compensation	3 Months Ended
Mar. 31, 2025
Share based compensation [abstract]
Share-based compensation

16. Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option is converted into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the three months ended March 31, 2025, the Company granted a total of 57,692 (2024 – 12,308) share options.

During the three months ended March 31, 2025, an aggregate of nil (2024 – 77) share options expired.

During the three months ended March 31, 2025, an aggregate of 12,500 (2024 – nil) share options were exercised for total gross proceeds of $45,887. The total contributed surplus of $24,704 was transferred share capital.

The changes in the number of share options outstanding during the periods ended March 31, 2025, and 2024 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.46
Exercised	(12,500)	5.25
Outstanding as at March 31, 2025	87,648	8.85
Exercisable as at March 31, 2025	83,481	9.01

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.40
Granted	12,308	97.50
Expired	(77)	243.75
Outstanding as at March 31, 2024	50,087	100.10
Exercisable as at March 31, 2024	40,056	100.75

Measurement of fair values

The fair value of share options granted during the three months ended March 31, 2025, and 2024, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2025	2024
Grant date share price	C$6.64-C$9.92	C$72.15-C$78.00
Exercise price	C$6.60-C$9.90	C$97.50
Expected dividend yield	—	—
Risk free interest rate	2.60%-2.61%	3.98% - 4.20%
Expected life	2 years	2 years
Expected volatility	132%-136%	66%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at March 31, 2025:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.91	154.39	228
156.55	228	0.98	156.55	228
5.60	12,500	1.44	5.60	8,333
5.25	17,000	1.49	5.25	17,000
6.60	7,692	1.93	6.60	7,692
9.90	50,000	1.99	9.90	50,000
8.85	87,648	1.80	9.01	83,481

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU converts into one Class B Subordinate Voting Share of the Company at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the three months ended March 31, 2025, and 2024. As at March 31, 2025, there were no PSUs outstanding (December 31, 2024 - Nil).

RSUs

On February 23, 2024, the Company granted 846 RSUs pursuant to the shares for debt transaction. The RSUs vested immediately upon grant and 846 Class B Subordinate Voting Shares were issued with a total fair value of $49,665, which was determined based on the share price of the Company on the date of the grant.

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the three months ended March 31, 2025, the Company recognized $33,963 (2024 - $nil) as share-based compensation expense and contributed surplus.

On September 6, 2024, the Company granted 7,500 RSUs at a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

The change in the number of RSUs during the periods ended March 31, 2025, and 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	-
Converted to common shares	-
Outstanding as at March 31, 2025	32,690

Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	846
Converted to common shares	(846)
Outstanding as at March 31, 2024	—

The Company recognized share-based compensation as follows for the three months ended March 31, 2025, and 2024:

	2025	2024
	$	$
Share options	257,309	57,743
RSUs	33,963	—
	291,272	57,743